S000023506 [Member] Investment Strategy - iShares Agency Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg U.S. Agency Bond Index (the “Underlying Index”), which measures the performance of the agency sector of the U.S. government bond market and is composed of investment-grade (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)) U.S. dollar-denominated publicly-issued government agency bonds or debentures. As of February 28, 2025, there were 331 issues in the Underlying Index. The Underlying Index includes callable and non-callable securities issued by U.S. government agencies, quasi-federal corporations (as described below), and corporate and non-U.S. debt guaranteed by the U.S. government. A minimum 50% ownership rule is used to classify issuers as government agencies. In addition, the securities in the Underlying Index must be fixed-rate and non-convertible and have $300 million or more of outstanding face value. The Underlying Index includes securities of the following categories:
•U.S. government guaranteed securities: corporate and non-U.S. issuances that carry direct guarantees from the U.S. government;
•U.S. government owned, not guaranteed, securities: issuances of quasi-federal corporations (i.e., entities that are partially or wholly-owned by the U.S. government); such issuances generally carry no explicit guarantee of repayment from the U.S. government; and
•U.S. government sponsored securities: issuances of U.S. government sponsored entities (including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”)), which are not 100% government owned, but carry out government policies and benefit from implied involvement of the U.S. government, such as by benefiting from certain government subsidies, credit provisions, or other government support; such issuances generally have no guarantees from the U.S. government.
The Underlying Index represents the agency portion of the Bloomberg U.S. Aggregate Index (whose eligible universe is defined by total market issuance) that meets the selection criteria mentioned above. The Underlying Index is market-value weighted, and the securities in the Underlying Index are updated on the last business day of each month.
As of February 28, 2025, approximately 66.5% of the total market value of the bonds represented in the Underlying Index was in the form of U.S. agency debentures issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank System.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index and to-be-announced (“TBA”) securities that have economic characteristics that are substantially identical to the economic characteristics of the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index.  The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a TBA position will be treated as part of that position for purposes of calculating the percentage of investments in the component securities of the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.